Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Summary of subsidiaries and investments

The table below is a list of the Company’s subsidiaries and investments:

	Principal		Investment	Direct and indirect interest
Name	activities	Country	type	2021	2020	2019
Arco Educação S.A.	Holding	Brazil	Subsidiary	100.0%	100.0%	100.0%
Arce Participações Ltda.	Holding	Brazil	Subsidiary	100.0%	—	—
Companhia Brasileira de Educação e Sistemas de Ensino S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
Barra Américas Editora Ltda (a).	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
Distribuidora de Material Didático Desterro Ltda. (a)	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
SAS Sistema de Ensino Ltda. (a)	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
Arco Ventures S.A. (a)	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
SAS Livrarias Ltda. (a)	Educational content	Brazil	Subsidiary	—	100.0%	100.0%
SAE Digital S.A.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A.	Educational content	Brazil	Subsidiary	51.5%	51.5%	51.5%
Nave à Vela Ltda. (a)	Educational content	Brazil	Subsidiary	—	51.0%	51.0%
EEM Licenciamento de Programas Educacionais Ltda.	Educational technology	Brazil	Subsidiary	100.0%	100.0%	100.0%
NLP Soluções Educacionais Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	100.0%
WPensar S.A.	Educational technology	Brazil	Subsidiary	100.0%	100.0%	25.0%
Geekie Desenvolvimento de Softwares S.A.	Educational technology	Brazil	Subsidiary	57.4%	56.0%	37.5%
Studos Software Ltda.	Educational content	Brazil	Subsidiary	100.0%	100.0%	—
Escola da Inteligência Cursos Educacionais Ltda.	Educational content	Brazil	Subsidiary	60.0%	60.0%	—
Me Salva! Cursos e Consultorias S/A.	Educational content	Brazil	Subsidiary	60.0%	—	—
Quadrado Mágico Desenvolvimento e Licenciamento de Software S.A.	Educational content	Brazil	Subsidiary	100.0%	—	—
Desenvoolva – Educação, Treinamento e Consultoria Corporativa Ltda.	Educational content	Brazil	Subsidiary	100.0%	—	—
P2D Educação Ltda.	Educational content	Brazil	Subsidiary	100.0%	—	—
Bewater Ventures I GA Fundo de Investimento em Participações Multiestratégia	Private equity	Brazil	Investee	11.0%	14.5%	—
INCO Limited	Collection services	Cayman Islands	Investee	26.1%	—	—
Tera Treinamentos Profissionais Ltda	Educational content	Brazil	Investee	23.4%	—	—
(a)	During the year the entity was incorporated by Companhia Brasileira de Educação e Sistemas de Ensino S.A. as described in Note 1.2 (a).

Summary of depreciation rates of property and equipment

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Machinery and equipment	10%
Vehicles	20%
Furniture and fixtures	10%
IT equipment	20%
Facilities	10%
Leasehold improvements	20% to 33%

Summary of estimated useful life and lease term of right-of-use assets

Buildings	1 to 4 years
Equipment	1 to 4 years